RELATED PARTIES - TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTIES - TRANSACTIONS AND BALANCES
NOTE 15 - RELATED PARTIES - TRANSACTIONS AND BALANCES:

a.	Transactions with related parties:

1)	Key management personnel include members of the Board of Directors, the Chief Executive Officer, President of R&D, Chief Operating Officer, Chief Medical Officer, and Chief Financial Officer.

2)	The Company granted stock options to certain key management personnel and directors, see note 10j.

3)	Key management compensation:

	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands

Labor cost and related expenses	2,065	1,537	1,180
Share-based compensation	599	1,146	868
Directors fee and services	472	415	429
Others	32	23	30
	3,168	3,121	2,507

b.	Balances with related parties:

	December 31,
	2020	2019
	U.S. dollars in thousands
Key management:
Payables and accrued expenses	87	244
Severance pay obligations	81	70
Provision for vacation	201	194
Directors fee and services	105	106